SHARE-BASED PAYMENT (Details)	12 Months Ended
	Dec. 31, 2023 Number R$ / shares	Dec. 31, 2022 Number	Dec. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Options granted	14,422,673
Outstanding options	9,234,128	5,132,532	5,395,519
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jul. 01, 2021
Vesting date	Jul. 01, 2024
Options granted	2,883,737
Outstanding options	368,287
Fair value of the option | R$ / shares	R$ 28.58
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jul. 01, 2022
Vesting date	Jul. 01, 2025
Options granted	4,703,472
Outstanding options	2,056,022
Fair value of the option | R$ / shares	R$ 14.11
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jun. 01, 2023
Vesting date	Jun. 01, 2026
Options granted	4,726,960
Outstanding options	4,726,960
Fair value of the option | R$ / shares	R$ 7.38
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jul. 01, 2023
Vesting date	Jul. 01, 2026
Options granted	2,108,504
Outstanding options	2,082,859
Fair value of the option | R$ / shares	R$ 8.98